Financial instruments carried at fair value - Reconciliation of financial instruments classified in Level 3 (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Financial assets held at fair value:
Total liabilities	€ 1,443,774				€ 1,357,588
Financial liabilities held at fair value:
Total financial assets held at fair value	1,526,110				1,439,873
Valuation technique unobservable parameters (Level 3) | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		€ 0
Total gains/losses	994	[1],[2],[3]	326	[4],[5],[6]
Purchases	4,729		3,008
Sales	(3,670)		(2,269)
Issuances	3,610	[7]	1,703	[8]
Settlements	(4,274)	[9]	(2,271)	[10]
Transfers into Level 3	2,926	[11]	3,634	[12]
Transfers out of Level 3	(3,093)	[11]	(4,266)	[12]
Total liabilities	10,277		12,621		11,547		€ 13,382
Financial liabilities held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	10	[1],[2],[3]	(141)	[4],[5],[6]
Purchases	0		0
Sales	0		0
Issuances	2,034	[7]	2,099	[8]
Settlements	(391)	[9]	(976)	[10]
Transfers into Level 3	1,671	[11]	2,223	[12]
Transfers out of Level 3	(4,593)	[11]	(3,965)	[12]
Total financial assets held at fair value	26,988		26,148		25,764		26,281
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial assets held at fair value:
Total liabilities	22		25		23		26
Financial liabilities held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	(1)	[3]	(6)	[6]
Purchases
Sales
Issuances		[7]		[8]
Settlements	0	[9]	0	[10]
Transfers into Level 3	0	[11]	5	[12]
Transfers out of Level 3	0	[11]	0	[12]
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial assets held at fair value:
Total liabilities	5,489		7,328		5,938		8,707
Financial liabilities held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	(40)	[3]	18	[6]
Purchases
Sales
Issuances		[7]		[8]
Settlements	285	[9]	(233)	[10]
Transfers into Level 3	1,150	[11]	1,471	[12]
Transfers out of Level 3	(1,844)	[11]	(2,635)	[12]
Valuation technique unobservable parameters (Level 3) | Trading financial liabilities at fair value through profit or loss | Other Trading Liabilities | Recurring fair value measurement
Financial assets held at fair value:
Total liabilities	32		0		2		93
Financial liabilities held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	(2)	[3]	0	[6]
Purchases
Sales
Issuances		[7]		[8]
Settlements	15	[9]	(93)	[10]
Transfers into Level 3	19	[11]	0	[12]
Transfers out of Level 3	(2)	[11]	0	[12]
Valuation technique unobservable parameters (Level 3) | Financial liabilities designated at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Total liabilities	4,647		5,273		5,547		4,569
Financial liabilities held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	35	[3]	(203)	[6]
Purchases
Sales
Issuances	2,034	[7]	2,099	[8]
Settlements	(669)	[9]	(649)	[10]
Transfers into Level 3	425	[11]	759	[12]
Transfers out of Level 3	(2,725)	[11]	(1,302)	[12]
Valuation technique unobservable parameters (Level 3) | Other financial liabilities at fair value | Recurring fair value measurement
Financial assets held at fair value:
Total liabilities	86	[13]	(5)		36	[13]	(13)
Financial liabilities held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	18	[3]	49	[6]
Purchases
Sales
Issuances		[7]		[8]
Settlements	(23)	[9]	(1)	[10]
Transfers into Level 3	78	[11]	(12)	[12]
Transfers out of Level 3	(22)	[11]	(29)	[12]
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Trading securities | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	278	[3]	(23)	[6]
Purchases	1,531		991
Sales	(955)		(864)
Issuances	0	[7]	0	[8]
Settlements	(179)	[9]	(130)	[10]
Transfers into Level 3	531	[11]	697	[12]
Transfers out of Level 3	(500)	[11]	(465)	[12]
Financial liabilities held at fair value:
Total financial assets held at fair value	4,340		3,170		3,635		2,964
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Derivatives | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	383	[3]	1,230	[6]
Purchases
Sales
Issuances		[7]		[8]
Settlements	609	[9]	(162)	[10]
Transfers into Level 3	1,497	[11]	1,788	[12]
Transfers out of Level 3	(1,927)	[11]	(2,596)	[12]
Financial liabilities held at fair value:
Total financial assets held at fair value	7,570		8,193		7,008		7,933
Valuation technique unobservable parameters (Level 3) | Trading financial assets at fair value through profit or loss | Other trading assets | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	(18)	[3]	(389)	[6]
Purchases	1,130		680
Sales	(2,242)		(1,201)
Issuances	2,145	[7]	1,017	[8]
Settlements	(1,167)	[9]	(974)	[10]
Transfers into Level 3	765	[11]	664	[12]
Transfers out of Level 3	(231)	[11]	(300)	[12]
Financial liabilities held at fair value:
Total financial assets held at fair value	7,452		5,682		7,070		6,184
Valuation technique unobservable parameters (Level 3) | Non-trading financial assets mandatory at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	299	[3]	(247)	[6]
Purchases	1,585		893
Sales	(357)		(47)
Issuances	167	[7]	375	[8]
Settlements	(2,176)	[9]	(522)	[10]
Transfers into Level 3	69	[11]	90	[12]
Transfers out of Level 3	(356)	[11]	(427)	[12]
Financial liabilities held at fair value:
Total financial assets held at fair value	4,912		5,920		5,681		5,805
Valuation technique unobservable parameters (Level 3) | Financial assets designated at fair value through profit or loss | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	0	[3]	0	[6]
Purchases	0		0
Sales	0		0
Issuances	0	[7]	0	[8]
Settlements	0	[9]	0	[10]
Transfers into Level 3	0	[11]	0	[12]
Transfers out of Level 3	0	[11]	0	[12]
Financial liabilities held at fair value:
Total financial assets held at fair value	0		0		0		0
Valuation technique unobservable parameters (Level 3) | Financial assets at fair value through other comprehensive income | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	50	[3],[14]	(235)	[6],[15]
Purchases	484		445
Sales	(116)		(157)
Issuances	1,297	[7]	311	[8]
Settlements	(1,360)	[9]	(483)	[10]
Transfers into Level 3	64	[11]	376	[12]
Transfers out of Level 3	(75)	[11]	(479)	[12]
Financial liabilities held at fair value:
Total financial assets held at fair value	2,691		3,161		2,348		3,383
Valuation technique unobservable parameters (Level 3) | Other financial assets at fair value | Recurring fair value measurement
Financial assets held at fair value:
Changes in the group of consolidated companies	0		0
Total gains/losses	3	[3]	(10)	[6]
Purchases	0		0
Sales	0		0
Issuances		[7]		[8]
Settlements	0	[9]	0	[10]
Transfers into Level 3	0	[11]	20	[12]
Transfers out of Level 3	(3)	[11]	0	[12]
Financial liabilities held at fair value:
Total financial assets held at fair value	€ 22		€ 22		€ 22		€ 12

[1]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[2]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 170 million and for total financial liabilities held at fair value this is a loss of € 10 million
[3]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3

[4]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[5]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 749 million and for total financial liabilities held at fair value this is a gain of € 158 million
[6]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3

[7]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[8]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[9]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[10]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[11]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year

[12]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year

[13]	Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is bifurcated and reported separately. The separated embedded derivatives may have a positive or a negative fair value and classification presented in this table is consistent with the classification of the host contract

[14]	Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 7 million recognized in other comprehensive income, net of tax and a gain of € 2 million recognized in the income statement presented in net gain (losses)
[15]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 1 million recognized in other comprehensive income, net of tax and a gain of € 2 million recognized in the income statement presented in net gain (losses)